Securities - Summary of Non-Interest Revenue (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Interest,dividend and fee income [Member]
Disclosure Of Non interest, dividend and fee income [Line Items]
Insurance revenue	$ 416	$ 407	$ 354
Securities gains other than trading [Member]
Disclosure Of Non interest, dividend and fee income [Line Items]
Gain loss on securities other than trading fair value through through other comprehensive income	19	11	1
Gain loss on securities other than trading fair value through profit or loss	$ 281	$ 1,006	$ (372)